UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number
811-6398

     Fidelity New York Municipal Trust II
(Exact name of registrant as specified in charter)

     82 Devonshire St., Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary 82 Devonshire St. Boston, Massachusetts 02109 (Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31
Date of reporting period:	October 31, 2005
Item 1.	Schedule of Investments

1

     Quarterly Holdings Report for Fidelity® New York Municipal Money Market Fund

October 31, 2005

1.809088.101 NFS-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities — 97.0%

	Principal	Value
	Amount
New York – 91.5%
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev.:
(McWane, Inc. Proj.) Series 1992 A, 2.9%, LOC AmSouth
Bank NA, Birmingham, VRDN (c)(d)	$900,000	$900,000
(MMARS 2nd Prog. Trayer, Inc. Proj.) Series A, 2.85%, LOC
HSBC Bank USA, VRDN (c)(d)	2,700,000	2,700,000
East Hampton Union Free School District TAN 4% 6/29/06	13,500,000	13,600,125
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne
Proj.) 2.74%, LOC HSBC Bank USA, VRDN (c)(d)	3,635,000	3,635,000
Erie County Gen. Oblig. RAN 3.75% 7/13/06, LOC
JPMorgan Chase Bank	32,500,000	32,708,870
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield
Manor Proj.) 2.65%, LOC Manufacturers & Traders Trust
Co., VRDN (c)	4,285,000	4,285,000
Liberty Dev. Corp. Rev. Participating VRDN Series Putters
1130, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	14,000,000	14,000,000
Liverpool Central School District Gen. Oblig. BAN 4%
9/15/06	12,254,844	12,361,584
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN:

Series EGL 720050013, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	8,275,000	8,275,000
Series PA 1051, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	11,000,000	11,000,000
Series SG 125, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	5,200,000	5,200,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating
VRDN:
Series EGL 01 3205, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	15,020,000	15,020,000
Series EGL 02 6003, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	7,700,000	7,700,000
Series EGL 02 6007, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	7,140,000	7,140,000
Series EGL 98 3203, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	6,700,000	6,700,000
Series EGL 98 3204, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	8,900,000	8,900,000
Series PA 1098, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,700,000	8,700,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 02 6028, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,145,000	5,145,000
Series EGL 03 37, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	7,235,000	7,235,000

Quarterly Report 2

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Metropolitan Trans. Auth. Rev. Participating VRDN: --
continued
Series FRRI 02 F, 2.73% (Liquidity Facility Bank of New York,
New York) (c)(e)	$ 4,067,000	$4,067,000
Series Merlots 02 A52, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	9,445,000	9,445,000
Series Merlots C18, 2.71% (Liquidity Facility Wachovia Bank
NA) (c)(e)	11,525,000	11,525,000
Series MS 724X, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	6,995,000	6,995,000
Series MS 862, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	4,660,000	4,660,000
Series PA 1040, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	22,370,000	22,370,000
Series PA 1084, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,665,000	8,665,000
Series PT 1466, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	10,765,000	10,765,000
Series PT 988, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	5,500,000	5,500,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating
VRDN:
Series EGL 02 6000, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	8,100,000	8,100,000
Series PT 1439, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,280,000	7,280,000
Series PT 1756, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	4,000,000	4,000,000
Series PT 1836, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,895,000	9,895,000
Series ROC II R2083, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,245,000	5,245,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating
VRDN Series Merlots 00 F, 2.71% (Liquidity Facility
Wachovia Bank NA) (c)(e)	11,165,000	11,165,000
Middle Country Century School District Centereach TAN
3.75% 6/30/06	6,000,000	6,037,796
Monroe County Arpt. Auth. Arpt. Rev. Participating VRDN
Series Putters 123, 2.75% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	8,965,000	8,965,000
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Action For
Better Communty, Inc. Proj.) 2.8%, LOC Manufacturers &
Traders Trust Co., VRDN (c)	2,200,000	2,200,000

3 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Monroe County Indl. Dev. Agcy. Rev.:
(Advent Tool & Mold Proj.) Series 1990 D, 2.85%, LOC
HSBC Bank USA, VRDN (c)(d)	$700,000	$700,000
(AJL Manufacturing Proj.) Series 1996 A, 2.89%, LOC
Manufacturers & Traders Trust Co., VRDN (c)(d)	4,630,000	4,630,000
(Flower City Proj.) 2.84%, LOC Fleet Nat’l. Bank,
VRDN (c)(d)	4,140,000	4,140,000
Nassau County Interim Fin. Auth. Participating VRDN:
Series PT 3020, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,590,000	9,590,000
Series SGA 00 108, 2.7% (Liquidity Facility Societe
Generale) (c)(e)	26,100,000	26,100,000
Nassau County Tobacco Settlement Corp. Participating VRDN
Series PA 1211, 2.78% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	10,535,000	10,535,000
New York City Gen. Oblig.:
Bonds:
Series 2004 H, 5% 8/1/06	5,000,000	5,078,796
Series 2004 I, 4.5% 8/1/06	3,000,000	3,036,255
Participating VRDN:

Series DB 167, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	20,140,000	20,140,000
Series DB 172, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	12,540,000	12,540,000
Series DB 178, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	31,045,000	31,045,000
Series LB 05 F6, 2.8% (Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman Brothers Hldgs.,
Inc.) (c)(e)	10,787,000	10,787,000
Series MS 00 394, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,455,000	3,455,000
Series PA 1249, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	2,000,000	2,000,000
Series PT 2203, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,155,000	1,155,000
Series PT 2217, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,370,000	1,370,000
Series PT 2480, 2.76% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	13,600,000	13,600,000
Series PT 2544, 2.76% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	16,570,000	16,570,000
Series PT 3069, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	13,020,000	13,020,000

Quarterly Report 4

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York City Gen. Oblig.: – continued
Participating VRDN:
Series PT 991, 2.73% (Liquidity Facility BNP Paribas SA) (c)(e)	$10,000,000	$ 10,000,000
Series Putters 1010, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,435,000	5,435,000
Series Putters 1087, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	17,000,000	17,000,000
Series Putters 647, 2.73% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	7,740,000	7,740,000
Series Putters 659, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	11,055,000	11,055,000
Series RobIns 17 Class F, 2.73% (Liquidity Facility Bank of
New York, New York) (c)(e)	6,600,000	6,600,000
Series ROC II R2138, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	6,780,000	6,780,000
Series ROC II R251, 2.77% (Citigroup Global Markets
Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	55,500,000	55,500,000
Series ROC II R389, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	5,550,000	5,550,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.
(One Columbus Place Dev. Proj.) Series A, 2.71%, LOC
Fannie Mae, VRDN (c)(d)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Rev.:
(15 East Clark Place Apts. Proj.) Series A, 2.73%, LOC
JPMorgan Chase Bank, VRDN (c)(d)	5,800,000	5,800,000
(92nd & First Residential Tower Proj.) Series A, 2.72%, LOC
Fleet Nat’l. Bank, VRDN (c)(d)	46,970,000	46,970,000
(941 Hoe Avenue Apts. Proj.) Series A, 2.72%, LOC Key
Bank NA, VRDN (c)(d)	6,100,000	6,100,000
(Aldus Street Apartments Proj.) Series A, 2.72%, LOC Key
Bank NA, VRDN (c)(d)	14,200,000	14,200,000
(Atlantic Court Apts. Proj.) Series A, 2.72%, LOC HSBC
Bank USA, VRDN (c)(d)	19,250,000	19,250,000
(Courtland Avenue Apts. Proj.) Series A, 2.72%, LOC Key
Bank NA, VRDN (c)(d)	7,000,000	7,000,000
(Louis Nine Boulevard Apts. Proj.) Series A, 2.72%, LOC Key
Bank NA, VRDN (c)(d)	4,500,000	4,500,000
(Nagle Courtyard Apts. Proj.) Series A, 2.72%, LOC Fleet
Nat’l. Bank, VRDN (c)(d)	8,400,000	8,400,000
(Ogden Avenue Apts. Proj.) Series A, 2.72%, LOC Fleet
Nat’l. Bank, VRDN (c)(d)	10,500,000	10,500,000
Series A:
2.7%, LOC Fleet Nat’l. Bank, VRDN (c)	5,000,000	5,000,000

5		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York City Hsg. Dev. Corp. Multi-family Rev.: – continued
Series A:
2.73%, LOC Landesbank Baden-Wuert, VRDN (c)(d)	$50,500,000	$50,500,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(French Institute-Alliance Francaise de New York-Federation
of French Alliances in the United States Proj.) 2.8%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	2,450,000	2,450,000
(Mercy College Proj.) Series A, 2.76%, LOC Key Bank NA,
VRDN (c)	7,200,000	7,200,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Linear Ltg.
Proj.) 2.9%, LOC JPMorgan Chase Bank, VRDN (c)(d)	1,555,000	1,555,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC
Proj.) Series A, 2.72%, LOC Bank of America NA, LOC
Bank of New York, New York, VRDN (c)	63,600,000	63,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:

Series EGL 04 33 Class A, 2.73% (Liquidity Facility
Citibank NA) (c)(e)	1,925,000	1,925,000
Series EGL 04 37 Class A, 2.73% (Liquidity Facility
Citibank NA) (c)(e)	11,000,000	11,000,000
Series EGL 3207, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	12,900,000	12,900,000
Series EGL 7050053, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	6,000,000	6,000,000
Series Merlots 00 DDD, 2.71% (Liquidity Facility
Wachovia Bank NA) (c)(e)	18,690,000	18,690,000
Series MS 1070, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	23,000,000	23,000,000
Series PA 1022, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	24,625,000	24,625,000
Series PA 1327, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	12,000,000	12,000,000
Series PA 921, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	17,300,000	17,300,000
Series PA 960, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	20,000,000	20,000,000
Series Putters 198, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995,000	4,995,000
Series Putters 499, 2.74% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995,000	4,995,000
Series Putters 624, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	1,695,000	1,695,000
Series Putters 998, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	19,445,000	19,445,000

Quarterly Report 6

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: --
continued
Participating VRDN:
Series ROC II R1015, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	$12,385,000	$ 12,385,000
Series ROC II R406, 2.74% (Liquidity Facility Citibank
NA) (c)(e)	17,520,000	17,520,000
Series ROC II R4061, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,575,000	2,575,000
Series SGB 25, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	49,900,000	49,900,000
Series 2003 7:
2.78% 12/14/05, CP	30,200,000	30,200,000
2.8% 12/15/05, CP	11,900,000	11,900,000
Series 6, 2.78% 12/22/05 (Liquidity Facility Landesbank
Baden-Wuert) (Liquidity Facility Landesbank
Hessen-Thuringen), CP	14,800,000	14,800,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 00 3203, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	7,000,000	7,000,000
Series EGL 00 3206, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	13,000,000	13,000,000
Series EGL 01 3202, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	3,300,000	3,300,000
New York Local Govt. Assistance Corp. Participating VRDN
Series SG 99, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	14,600,000	14,600,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series CRVS 05 13, 2.73% (Liquidity Facility BNP Paribas
SA) (c)(e)	9,795,000	9,795,000
Series EGL 03 2, 2.73% (Liquidity Facility Citibank NA, New
York) (c)(e)	4,720,000	4,720,000
Series EGL 7050004, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	10,800,000	10,800,000
Series Floaters 05 4, 2.73% (Liquidity Facility BNP Paribas
SA) (c)(e)	7,105,000	7,105,000
Series IXIS 05 16, 2.73% (Liquidity Facility CDC Fin.-CDC
IXIS) (c)(e)	17,500,000	17,500,000
Series Merlots 00 G, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	22,920,000	22,920,000
Series Merlots 00 X, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	10,565,000	10,565,000
Series Merlots 01 A30, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,975,000	2,975,000

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York State Dorm. Auth. Revs. Participating VRDN: --
continued
Series Merlots 02 A56, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	$57,560,000	$57,560,000
Series MT 98, 2.73% (Liquidity Facility BNP Paribas
SA) (c)(e)	4,995,000	4,995,000
Series PT 2247, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,190,000	5,190,000
Series PT 2541, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	6,855,000	6,855,000
Series Putters 480, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	10,410,000	10,410,000
Series Putters 495, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	18,145,000	18,145,000
Series Putters 588, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,595,000	2,595,000
Series SGA 01 132, 2.7% (Liquidity Facility Societe
Generale) (c)(e)	1,805,000	1,805,000
New York State Energy Research & Dev. Auth. Facilities Rev.
(Consolidated Edison Co. Proj.) Subseries C3, 2.73%, LOC
Citibank NA, VRDN (c)(d)	16,700,000	16,700,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.
Participating VRDN Series MS 181, 2.75% (Liquidity Facility
Morgan Stanley) (c)(d)(e)	10,870,000	10,870,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Participating VRDN:
Series Merlots B20, 2.71% (Liquidity Facility Wachovia Bank
NA) (c)(e)	5,335,000	5,335,000
Series MS 731, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	11,927,000	11,927,000
Series Putters 611, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	4,745,000	4,745,000
Series Putters 613, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	8,180,000	8,180,000
New York State Envir. Facilities Corp. State Wtr. Poll. Cont.
Revolving Fund Rev. Participating VRDN Series EGL 94
3202, 2.73% (Liquidity Facility Citibank NA, New
York) (c)(e)	10,000,000	10,000,000
New York State Hsg. Fin. Agcy. Rev.:
(1115 First Avenue Apts. Hsg. Proj.) Series A, 2.75%, LOC
Key Bank NA, VRDN (c)(d)	12,900,000	12,900,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 2.72%,
LOC Fannie Mae, VRDN (c)(d)	21,000,000	21,000,000

Quarterly Report 8

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York State Hsg. Fin. Agcy. Rev.: – continued
(250 West 93rd Street Hsg. Proj.) Series A, 2.76%, LOC
Fleet Nat’l. Bank, VRDN (c)(d)	$21,000,000	$ 21,000,000
(360 West 43rd Street Hsg. Proj.) Series A, 2.7%, LOC
Fannie Mae, VRDN (c)(d)	12,000,000	12,000,000
(66 West 38th Street Proj.) Series A, 2.73%, LOC Fannie
Mae, VRDN (c)(d)	17,400,000	17,400,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 2.73%, LOC Fannie Mae, VRDN (c)(d)	31,300,000	31,300,000
Series 1999 A, 2.73%, LOC Fannie Mae, VRDN (c)(d)	8,500,000	8,500,000
(Avalon Chrystie Place I Hsg.Proj.) Series A, 2.72%, LOC
Fleet Nat’l. Bank, VRDN (c)(d)	1,300,000	1,300,000
(Biltmore Tower Hsg. Proj.) Series A, 2.73%, LOC Fannie
Mae, VRDN (c)(d)	43,300,000	43,300,000
(Clinton Green North Hsg. Proj.) Series A, 2.73%, LOC Bank
of America NA, VRDN (c)(d)	67,500,000	67,499,999
(Clinton Green South Hsg. Proj.) Series A, 2.73%, LOC Bank
of America NA, VRDN (c)(d)	40,000,000	40,000,000
(East 39th Street Hsg. Proj.) Series A, 2.73%, LOC Fannie
Mae, VRDN (c)(d)	24,000,000	24,000,000
(Helena Hsg. Proj.) Series A, 2.72%, LOC Fleet Nat’l. Bank,
VRDN (c)(d)	21,000,000	21,000,000
(Kew Garden Hills Apts. Proj.) Series A, 2.72%, LOC Fannie
Mae, VRDN (c)(d)	12,700,000	12,700,000
(Reverand Polite Avenue Apts. Proj.) Series A, 2.74%, LOC
Manufacturers & Traders Trust Co., VRDN (c)(d)	16,000,000	16,000,000
(Sea Park West Hsg. Proj.) 2.74%, LOC Freddie Mac,
VRDN (c)(d)	7,400,000	7,400,000
(South Cove Plaza Proj.) Series A, 2.8%, LOC Freddie Mac,
VRDN (c)(d)	30,140,000	30,140,000
(Theatre Row Tower Hsg. Proj.) Series A, 2.7%, LOC Freddie
Mac, VRDN (c)(d)	55,000,000	55,000,000
(Tower 31 Hsg. Proj.) Series A, 2.72%, LOC Fleet Nat’l.
Bank, VRDN (c)(d)	44,800,000	44,800,000
(West 20th Street Proj.) Series A, 2.71%, LOC Fannie Mae,
VRDN (c)(d)	20,735,000	20,735,000
(Worth Street Hsg. Proj.) Series A, 2.7%, LOC Fannie Mae,
VRDN (c)(d)	37,000,000	37,000,000
Series A, 2.72%, LOC Fannie Mae, VRDN (c)(d)	11,300,000	11,300,000
New York State Mtg. Agcy. Rev.:
Participating VRDN:
Series Merlots 00 A33, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,980,000	2,980,000

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York State Mtg. Agcy. Rev.: – continued
Participating VRDN:
Series Merlots 97 J, 2.76% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)	$18,295,000	$18,295,000
Series MSTC 00 89, 2.75% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(d)(e)	2,305,000	2,305,000
Series ROC II R181, 2.77% (Liquidity Facility Citibank
NA) (c)(d)(e)	5,965,000	5,965,000
Series ROC II R404, 2.77% (Liquidity Facility Citibank
NA) (c)(d)(e)	2,990,000	2,990,000
Series 115, 2.71% (Liquidity Facility Dexia Cr. Local de
France), VRDN (c)(d)	21,025,000	21,025,000
2.73% (Liquidity Facility Dexia Cr. Local de France),
VRDN (c)(d)	1,500,000	1,500,000
New York State Thruway Auth. Gen. Rev. Participating VRDN
Series PT 3216, 2.73% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	17,850,000	17,850,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN:
Series CRVS 05 17, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	10,000,000	10,000,000
Series EGL 03 17, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	1,000,000	1,000,000
Series EGL 7050079, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	13,300,000	13,300,000
Series MS 00 368, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	1,000,000	1,000,000
Series PT 2090, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,575,000	5,575,000
Series PT 3145, 2.73% (Liquidity Facility Dexia Cr. Local de
France) (c)(e)	18,950,000	18,950,000
Series Putters 1047, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	11,000,000	11,000,000
Series Putters 330, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	16,285,000	16,285,000
Series ROC II R5012, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,040,000	3,040,000
New York State Thruway Auth. State Personal Income Tax Rev.
Participating VRDN:
Series IXIS 04 10 Class A, 2.73% (Liquidity Facility CDC
Fin.-CDC IXIS) (c)(e)	6,740,000	6,740,000
Series ROC II R6030, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	1,995,000	1,995,000

Quarterly Report 10

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	$ 6,700,000	$ 6,700,000
Series Putters 633, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	4,785,000	4,785,000
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series EGL 03 52, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	23,700,000	23,700,000
Series EGL 04 20, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	33,050,000	33,050,000
Series Merlots 99 G, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	22,695,000	22,695,000
Series Merlots A40, 2.71% (Liquidity Facility Wachovia Bank
NA) (c)(e)	33,115,000	33,115,000
Series MS 00 433, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	650,000	650,000
Series MS 01 698, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	17,874,000	17,874,000
Series PA 536, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	6,445,000	6,445,000
Series PT 1399, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	19,490,000	19,490,000
Series PT 1814, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,305,000	5,305,000
Series PT 2219, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	9,280,000	9,280,000
Series PT 2271, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,505,000	5,505,000
Series Putters 129, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	12,875,000	12,875,000
Series Putters 305, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	9,940,000	9,940,000
Series Putters 386, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	4,995,000	4,995,000
Series Putters 387, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	21,070,000	21,070,000
Series Putters 424, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	6,880,000	6,880,000
Series Putters 628, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	7,385,000	7,385,000
Series Putters 830, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	15,660,000	15,660,000
Series ROC II R1039, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,820,000	5,820,000

11		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York Transitional Fin. Auth. Rev. Participating VRDN: --
continued
Series ROC II R3003, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	$ 6,675,000	$6,675,000
Series ROC II R356, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	16,145,000	16,145,000
Series ROC II R4052, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	16,230,000	16,230,000
Series ROC II R4556, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,200,000	5,200,000
Niagara Frontier Trans. Auth. Arpt. Rev. Participating VRDN
Series Putters 121, 2.75% (Liquidity Facility JPMorgan Chase
Bank) (c)(d)(e)	3,495,000	3,495,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM
Controls Corp. Proj.) 2.85%, LOC Manufacturers & Traders
Trust Co., VRDN (c)(d)	6,360,000	6,360,000
Oyster Bay Gen. Oblig. BAN:
Series C, 4% 8/25/06	5,000,000	5,039,899
3.5% 1/20/06	20,000,000	20,037,505
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp.
Facility Proj.) Series 1998, 2.75%, LOC European American
Bank Uniondale, VRDN (c)(d)	4,050,000	4,050,000
Rochester Gen. Oblig. BAN Series II, 4% 10/20/06	46,200,000	46,598,754
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 1177, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,996,000	3,996,000
Series Putters 564, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	7,170,000	7,170,000
Series Putters 599, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	2,250,000	2,250,000
Smithtown Central School District TAN 4% 6/29/06	27,175,000	27,366,630
Suffolk County Gen. Oblig.:
Participating VRDN Series PT 2201, 2.73% (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)	6,320,000	6,320,000
TAN Series II, 4.5% 9/7/06 (b)	6,000,000	6,070,680
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven
Ctr. of Hope Proj.) Series 1997 A, 2.77%, LOC Key Bank
NA, VRDN (c)	1,065,000	1,065,000
Syosset Central School District TAN 3.75% 6/29/06	13,000,000	13,071,203

Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp. Health Proj.) Series A, 2.8%, LOC Manufacturers & Traders

Trust Co., VRDN (c) 5,500,000 5,500,000

Quarterly Report

12

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Tobacco Settlement Fing. Corp. Participating VRDN:
Series PT 2056, 2.76% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	$17,955,000	$ 17,955,000
Series PT 835, 2.76% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	25,650,000	25,650,000
Series PT 875, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	4,450,000	4,450,000
Series PT 893, 2.76% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	43,090,000	43,090,000
Series Putters 533, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)	5,310,000	5,310,000
Series Putters 600, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	5,295,000	5,295,000
Series Putters 680, 2.73% (Liquidity Facility JPMorgan Chase
& Co.) (c)(e)	10,670,000	10,670,000
Series ROC II R 6500, 2.74% (Liquidity Facility Citibank
NA) (c)(e)	2,640,000	2,640,000
Series ROC II R4508, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,720,000	5,720,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.)
Series A, 2.8%, LOC Manufacturers & Traders Trust Co.,
VRDN (c)	13,500,000	13,500,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	13,690,000	13,690,000
Series EGL 03 55, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,000,000	4,000,000
Series PA 1070, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	15,995,000	15,995,000
Series PA 1074, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	17,400,000	17,400,000
Series PA 948, 2.75% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	17,590,000	17,590,000
Series PA 956, 2.75% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	8,995,000	8,995,000
Series PT 1092, 2.73% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	5,045,000	5,045,000
Series ROC II R1008, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	7,545,000	7,545,000
Series SGB 43, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	3,650,000	3,650,000
Ulster County Indl. Dev. Agcy. I (Selux Corp. Proj.) Series A,
2.85%, LOC Manufacturers & Traders Trust Co., VRDN (c)(d)	1,000,000	1,000,000

13		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Upstate Telecommunications Corp. Rev. 2.75%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	$16,565,000	$ 16,565,000
West Islip Union Free School District TAN 3.5% 6/29/06	8,000,000	8,026,286
Westchester Tobacco Asset Securitization Corp. Participating
VRDN Series PA 1322, 2.78% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)(e)	13,680,000	13,680,000
		3,000,095,382

New York & New Jersey – 4.5%
Port Auth. of New York & New Jersey:
Bonds 107th Series, 6% 10/15/06 (d)	2,840,000	2,916,146
Participating VRDN:
Series CRVS 05 16, 2.76% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	6,025,000	6,025,000
Series MT 56, 2.75% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	10,000,000	10,000,000
Series PA 1251, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,800,000	9,800,000
Series PA 1271, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	1,335,000	1,335,000
Series PA 1297, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	3,750,000	3,750,000
Series PA 1329, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	13,330,000	13,330,000
Series PT 2199, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	14,655,000	14,655,000
Series PT 2700, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	14,640,000	14,640,000
Series PT 3177, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)	6,585,000	6,585,000
Series Putters 1095, 2.77% (Liquidity Facility JPMorgan
Chase & Co.) (c)(d)(e)	2,980,000	2,980,000
Series Putters 153, 2.75% (Liquidity Facility JPMorgan
Chase Bank) (c)(d)(e)	4,000,000	4,000,000
Series ROC II 238, 2.78% (Liquidity Facility Citibank
NA) (c)(d)(e)	3,460,000	3,460,000
Series ROC II R42, 2.78% (Liquidity Facility Citibank
NA) (c)(d)(e)	6,155,000	6,155,000
Series Stars 121, 2.75% (Liquidity Facility BNP Paribas
SA) (c)(d)(e)	6,905,000	6,905,000
Series 1991 2, 2.78%, VRDN (c)(d)(f)	6,400,000	6,400,000
Series 2001 2, 2.83%, VRDN (c)(d)	11,500,000	11,500,000
Series 2004 2, 2.73%, VRDN (c)	8,300,000	8,300,000

Quarterly Report 14

Municipal Securities – continued
			Principal	Value
			Amount
New York & New Jersey – continued
Port Auth. of New York & New Jersey: – continued
Series 2004 3, 2.73%, VRDN (c)			$ 5,365,000	$ 5,365,000
Series 2004 4, 2.83%, VRDN (c)(d)			3,540,000	3,540,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev.
Participating VRDN:
Series Merlots 00 B5, 2.76% (Liquidity Facility Wachovia
Bank NA) (c)(d)(e)			2,260,000	2,260,000
Series PA 1258, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(d)(e)			3,000,000	3,000,000
				146,901,146

Puerto Rico – 1.0%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN
Series Putters 815, 2.73% (Liquidity Facility JPMorgan Chase
Bank) (c)(e)			8,015,000	8,015,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (a)			26,100,000	26,100,000
				34,115,000

TOTAL INVESTMENT PORTFOLIO – 97.0%
(Cost $3,181,111,528)				3,181,111,528

NET OTHER ASSETS – 3.0%				97,165,858

NET ASSETS – 100%			$3,278,277,386

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	— COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TAN	—	TAX ANTICIPATION NOTE
VRDN —		VARIABLE RATE DEMAND NOTE

15 Quarterly Report

Investments (Unaudited) - continued

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,100,000 or 0.8% of net assets.

(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.

(f)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.2% of net assets.

Additional information on each holding is as follows:

Security	Acquisition Date		Cost
Port Auth. of New York & New Jersey
Series 1991 2, 2.78%, VRDN	12/3/03	$ 6,400,000

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,181,111,528.

Quarterly Report

16

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

17 Quarterly Report

Quarterly Holdings Report for

Fidelity® New York AMT Tax-Free Money Market Fund

October 31, 2005

1.809073.101 SNM-QTLY-1205

Investments October 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities — 97.2%

	Principal	Value
	Amount
New York – 94.2%
Allegany County BAN 4% 9/27/06, LOC DEPFA BANK PLC . $	5,365,000	$5,414,427
Battery Park City Auth. Rev. Participating VRDN Series ROC II
R4531, 2.73% (Liquidity Facility Citigroup Global Markets
Hldgs., Inc.) (c)(e)	5,300,000	5,300,000
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran
Ctr. at Poughkeepsie, Inc. Proj.) 2.77%, LOC Key Bank NA,
VRDN (c)	3,930,000	3,930,000
Erie County Gen. Oblig. RAN 3.75% 7/13/06, LOC
JPMorgan Chase Bank	14,100,000	14,190,617
Erie County Indl. Dev. Agcy. School Facility Rev. Participating
VRDN Series TOC 05 J, 2.71% (Liquidity Facility Goldman
Sachs Group, Inc.) (c)(e)	12,230,000	12,230,000
Lancaster Indl. Dev. Agcy. Civic Facilities Rev. (Greenfield
Manor Proj.) 2.65%, LOC Manufacturers & Traders Trust
Co., VRDN (c)	6,740,000	6,740,000
Liberty Dev. Corp. Rev. Participating VRDN:
Series MS 1183, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	15,530,000	15,530,000
Series MS 1188, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,830,000	5,830,000
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 1A,
2.68%, LOC Bayerische Landesbank Girozentrale, LOC
Landesbank Baden-Wuert, VRDN (c)	18,966,000	18,966,000
Metropolitan Trans. Auth. Dedicated Tax Fund Participating
VRDN:
Series EGL 01 3205, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	12,300,000	12,300,000
Series EGL 98 3203, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,900,000	4,900,000
Series EGL 98 3204, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	4,100,000	4,100,000
Series PA 1098, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,400,000	1,400,000
Metropolitan Trans. Auth. Rev. Participating VRDN:
Series EGL 03 51, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	5,145,000	5,145,000
Series FRRI 02 F, 2.73% (Liquidity Facility Bank of New
York, New York) (c)(e)	1,600,000	1,600,000
Series MS 724X, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,000,000	3,000,000
Series MSTC 7001, 2.7% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	2,500,000	2,500,000
Series PA 1036, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,995,000	6,995,000

Quarterly Report 2

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Metropolitan Trans. Auth. Rev. Participating VRDN: --
continued
Series PA 1040, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	$ 5,400,000	$ 5,400,000
Series PT 1946, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	11,625,000	11,625,000
Series PT 1969, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,260,000	5,260,000
Series PT 2533, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	3,535,000	3,535,000
Series Putters 989, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,295,000	6,295,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating
VRDN:
Series Merlots 02 A43, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,370,000	2,370,000
Series PT 1967, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	6,425,000	6,425,000
Series PT 1968, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	8,580,000	8,580,000
Metropolitan Trans. Auth. Transit Facilities Rev. Participating
VRDN Series Merlots 00 F, 2.71% (Liquidity Facility
Wachovia Bank NA) (c)(e)	6,000,000	6,000,000
Nassau County Interim Fin. Auth. Participating VRDN Series
SGA 00 108, 2.7% (Liquidity Facility Societe
Generale) (c)(e)	7,500,000	7,500,000
New York City Gen. Oblig.:
Bonds Series 2003 G, 5% 8/1/06	5,000,000	5,078,796
Participating VRDN:
Series DB 167, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	8,700,000	8,700,000
Series DB 173, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	10,865,000	10,865,000
Series DB 178, 2.73% (Liquidity Facility Deutsche Bank
AG) (c)(e)	13,700,000	13,700,000
Series LB 02 L17, 2.78% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(e)	18,475,000	18,475,000
Series MS 01 525, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,910,000	5,910,000
Series MS 1062, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	2,200,000	2,200,000
Series PT 2203, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,950,000	4,950,000

3		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York City Gen. Oblig.: – continued
Participating VRDN:
Series PT 2480, 2.76% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	$ 4,920,000	$4,920,000
Series PT 2615, 2.76% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	2,450,000	2,450,000
Series PT 2848, 2.76% (Liquidity Facility Dexia Cr. Local
de France) (c)(e)	1,795,000	1,795,000
Series PT 3069, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,600,000	5,600,000
Series PT 405, 2.73% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	9,245,000	9,245,000
Series PT 962, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	2,000,000	2,000,000
Series PT 991, 2.73% (Liquidity Facility BNP Paribas
SA) (c)(e)	10,000,000	10,000,000
Series Putters 1087, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	17,585,000	17,585,000
Series Putters 1088, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	13,880,000	13,880,000
Series Putters 933, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	9,495,000	9,495,000
Series ROC II R251, 2.77% (Citigroup Global Markets
Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	22,600,000	22,600,000
Series ROC II R389, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	7,000,000	7,000,000
Series ROC II R4563, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,445,000	5,445,000
Series ROC II R6026, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	4,480,000	4,480,000
Series SGB 35, 2.7% (Liquidity Facility Societe
Generale) (c)(e)	13,000,000	13,000,000

New York City Hsg. Dev. Corp. Multi-family Rev. Series A:
2.7%, LOC Fleet Nat’l. Bank, VRDN (c)	20,000,000	20,000,000
2.7%, LOC HSBC Bank USA, VRDN (c)	5,400,000	5,400,000
New York City Indl. Dev. Agcy. Civic Facility Rev. (The Birch
Wathen Lenox School Proj.) 2.75%, LOC Allied Irish Banks
PLC, VRDN (c)	2,625,000	2,625,000
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.):

Series A, 2.72%, LOC Bank of America NA, LOC Bank of
New York, New York, VRDN (c)		50,300,000	50,300,000
Series B, 2.74%, LOC Bank of America NA, LOC Bank of
New York, New York, VRDN (c)		20,500,000	20,500,000

Quarterly Report	4

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 7050053, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	$ 6,300,000	$6,300,000
Series MS 1025, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	12,000,000	12,000,000
Series MS 1083, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,705,000	5,705,000
Series MS 1086, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,045,000	3,045,000
Series MS 1105, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,660,000	3,660,000
Series PA 1022, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	9,000,000	9,000,000
Series PA 1307, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,000,000	5,000,000
Series PA 921, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	25,970,000	25,970,000
Series PA 960, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,295,000	4,295,000
Series Putters 297, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,520,000	7,520,000
Series ROC II R1015, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,130,000	2,130,000
Series ROC II R3, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	5,000,000	5,000,000
Series ROC II R406, 2.74% (Liquidity Facility Citibank
NA) (c)(e)	19,000,000	19,000,000
Series SGB 25, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	13,200,000	13,200,000
Series 2003 7:
2.78% 12/14/05, CP	11,800,000	11,800,000
2.8% 12/15/05, CP	4,600,000	4,600,000
Series 5A, 2.74% 12/22/05 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
CP	20,400,000	20,400,000
Series 5B, 2.72% 12/22/05 (Liquidity Facility Bayerische
Landesbank Girozentrale) (Liquidity Facility WestLB AG),
CP	12,000,000	12,000,000
Series 6, 2.78% 12/22/05 (Liquidity Facility Landesbank
Baden-Wuert) (Liquidity Facility Landesbank
Hessen-Thuringen), CP	6,400,000	6,400,000

5 Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount

New York – continued
New York City Transitional Fin. Auth. Rev. Participating VRDN
Series MSTC 02 202, 2.7% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	$ 1,000,000	$1,000,000
New York City Trust Cultural Resources Rev. Participating
VRDN Series MS 950, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	1,500,000	1,500,000

New York Local Govt. Assistance Corp.:
Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity
Facility Lloyds TSB Bank PLC) (c)(e)(f)	5,800,000	5,800,000
Participating VRDN Series SG 99, 2.73% (Liquidity Facility
Societe Generale) (c)(e)	16,200,000	16,200,000
New York State Dorm. Auth. Revs. Participating VRDN:

Series BA 01 D, 2.73% (Liquidity Facility Bank of America
NA) (c)(e)	1,000,000	1,000,000
Series EGL 7050004, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	3,900,000	3,900,000
Series FRRI 02 L25J, 2.78% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(e)	18,480,000	18,480,000
Series Merlots 00 A30, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,070,000	5,070,000
Series Merlots 00 G, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	10,700,000	10,700,000
Series Merlots 00 X, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	4,000,000	4,000,000
Series Merlots 01 A30, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	1,380,000	1,380,000
Series Merlots 01 A65, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	2,640,000	2,640,000
Series Merlots 02 A56, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	22,035,000	22,035,000
Series MSDW 00 305, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,200,000	5,200,000
Series PA 784R, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,000,000	1,000,000
Series PT 1958, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,795,000	5,795,000
Series PT 2535, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,080,000	7,080,000
Series Putters 495, 2.73% (Liquidity Facility PNC Bank NA,
Pittsburgh) (c)(e)	6,695,000	6,695,000
Series Putters 734, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	3,875,000	3,875,000
Series ROC II R4558, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	1,970,000	1,970,000

Quarterly Report 6

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York State Envir. Facilities Corp. Participating VRDN:
Series Putters 652, 2.73% (Liquidity Facility JPMorgan
Chase & Co.) (c)(e)	$ 6,335,000	$ 6,335,000
Series ROC II R2169, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	7,530,000	7,530,000
New York State Envir. Facilities Corp. Clean Wtr. & Drinking
Wtr. Rev. Participating VRDN:
Series MS 731, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	25,700,000	25,700,000
Series PT 2108, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,080,000	7,080,000
Series ROC II R3016, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	1,845,000	1,845,000
Series ROC II R4001, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	6,470,000	6,470,000
New York State Hsg. Fin. Agcy. Personal Income Tax Rev.
Participating VRDN Series MS 859, 2.72% (Liquidity
Facility Morgan Stanley) (c)(e)	5,525,000	5,525,000
New York State Hsg. Fin. Agcy. Rev.:
(100 Meriden Lane Hsg. Proj.) Series A, 2.71%, LOC Bank
of New York, New York, VRDN (c)	31,200,000	31,200,000
Series A, 2.68%, LOC Landesbank Hessen-Thuringen,
VRDN (c)	18,400,000	18,400,000
New York State Hsg. Fin. Svc. Contract Rev. Series 2003 I,
2.68%, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,000,000	1,000,000
New York State Pwr. Auth. & Gen. Purp. Rev. Series 1994 1,
2.72% 12/1/05, CP	4,700,000	4,700,000
New York State Thruway Auth. Gen. Rev. Participating VRDN:
Series SG 121, 2.75% (Liquidity Facility Societe
Generale) (c)(e)	6,565,000	6,565,000
Series SGA 150, 2.7% (Liquidity Facility Societe
Generale) (c)(e)	6,100,000	6,100,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN:
Series EGL 03 17, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	12,965,000	12,965,000
Series EGL 7050079, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	5,700,000	5,700,000
Series MS 00 368, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	3,500,000	3,500,000
Series MSTC 9045, 2.7% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	9,990,000	9,990,000
Series PT 2090, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	4,900,000	4,900,000

7		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount

New York – continued
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Participating VRDN: – continued
Series Putters 1049, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	$16,115,000	$16,115,000
New York State Thruway Auth. State Personal Income Tax Rev.
Participating VRDN Series ROC II R6030, 2.73% (Liquidity
Facility Citibank NA) (c)(e)	3,260,000	3,260,000
New York State Thruway Auth. Svc. Contract Rev.
Participating VRDN Series EGL 00 3205, 2.73% (Liquidity
Facility Citibank NA, New York) (c)(e)	6,325,000	6,324,533

New York State Urban Dev. Corp. Rev. Participating VRDN:
Series Merlots 00 N, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	6,300,000	6,300,000
Series Merlots 05 C1, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	4,290,000	4,290,000
New York Transitional Fin. Auth. Rev. Participating VRDN:

Series EGL 04 20, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	16,450,000	16,450,000
Series FRRI 02 L21, 2.78% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (c)(e)	8,975,000	8,975,000
Series Merlots 99 G, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	11,300,000	11,300,000
Series Merlots A40, 2.71% (Liquidity Facility Wachovia
Bank NA) (c)(e)	5,055,000	5,055,000
Series MS 00 283, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	2,245,000	2,245,000
Series MS 00 433, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	1,817,500	1,817,500
Series MSDW 00 319, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,465,000	5,465,000
Series PT 1839, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,640,000	5,640,000
Series Putters 1101, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	6,600,000	6,600,000
Series Putters 478, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,495,000	7,495,000
Series Putters 628, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	7,310,000	7,310,000
Series Putters 830, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,600,000	5,600,000
Series ROC II R1039, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,380,000	2,380,000
Series ROC II R2052, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,000,000	2,000,000

Quarterly Report 8

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
New York Transitional Fin. Auth. Rev. Participating VRDN: --
continued
Series ROC II R2054, 2.75% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	$ 3,780,000	$ 3,780,000
Series ROC II R356, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	2,000,000	2,000,000
Series Stars 04 90, 2.73% (Liquidity Facility BNP Paribas
SA) (c)(e)	11,650,000	11,650,000
Rochester Gen. Oblig. BAN:
Series I, 3.5% 3/2/06	29,300,000	29,352,498
Series II, 4% 10/20/06	20,305,000	20,480,253
Rockville Ctr. Union Free School District TAN 4% 6/29/06	5,000,000	5,034,129
Sag Hbr. Union Free School District TAN 4% 6/30/06	1,500,000	1,509,792
Sales Tax Asset Receivables Corp. Participating VRDN:
Series MS 984, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	18,260,000	18,260,000
Series PT 2450, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,390,000	1,390,000
Series Putters 1133Z, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	8,000,000	8,000,000
Series Putters 565, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	5,290,000	5,290,000
Series Putters 629, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	2,605,000	2,605,000
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Maryhaven
Ctr. of Hope Proj.) Series 1997 A, 2.77%, LOC Key Bank
NA, VRDN (c)	2,400,000	2,400,000
Syracuse Ind. Dev. Agcy. Civic Fac. Rev. (Crouse-Irving Hosp.
Health Proj.) Series A, 2.73%, LOC Fleet Nat’l. Bank,
VRDN (c)	10,950,000	10,950,000
Tobacco Settlement Fing. Corp.:
Bonds Series MT 32, 3.1%, tender 9/28/06 (Liquidity
Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995,000	4,995,000
Participating VRDN:
Series PA 1230, 2.76% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,250,000	5,250,000
Series PT 1907, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,335,000	5,335,000
Series PT 2056, 2.76% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,400,000	7,400,000
Series PT 2182, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	5,180,000	5,180,000
Series PT 835, 2.76% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	7,400,000	7,400,000

9		Quarterly Report

Investments (Unaudited) - continued

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Tobacco Settlement Fing. Corp.: – continued
Participating VRDN:
Series PT 875, 2.73% (Liquidity Facility Landesbank
Hessen-Thuringen) (c)(e)	$ 6,000,000	$6,000,000
Series PT 893, 2.76% (Liquidity Facility DEPFA BANK
PLC) (c)(e)	16,895,000	16,895,000
Series ROC II R2033, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,400,000	3,400,000
Series ROC II R2034, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,930,000	2,930,000
Series ROC II R365, 2.74% (Liquidity Facility Citibank
NA) (c)(e)	5,815,000	5,815,000
Series ROC II R4508, 2.74% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	2,300,000	2,300,000
Tompkins County Indl. Dev. Agcy. Rev. (Civic Facilities Proj.)
Series A, 2.8%, LOC Manufacturers & Traders Trust Co.,
VRDN (c)	5,535,000	5,535,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	6,000,000	6,000,000
Series EGL 03 4, Class A, 2.73% (Liquidity Facility Citibank
NA, New York) (c)(e)	4,500,000	4,500,000
Series EGL 03 55, 2.73% (Liquidity Facility Citibank NA,
New York) (c)(e)	3,045,000	3,045,000
Series MS 922 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	5,600,000	5,600,000
Series MSTC 02 207, 2.7% (Liquidity Facility Bear Stearns
Companies, Inc.) (c)(e)	9,995,000	9,995,000
Series PA 1074, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	7,000,000	7,000,000
Series PA 948, 2.75% (Liquidity Facility Merrill Lynch & Co.,
Inc.) (c)(e)	7,200,000	7,200,000
Series PT 2017, 2.73% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	1,460,000	1,460,000
Series Putters 525, 2.73% (Liquidity Facility JPMorgan
Chase Bank) (c)(e)	4,995,000	4,995,000
Series ROC II R1008, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,135,000	3,135,000
Series ROC II R1032, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	5,335,000	5,335,000
Series ROC II R2013, 2.73% (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.) (c)(e)	3,835,000	3,835,000
Series SGB 43, 2.73% (Liquidity Facility Societe
Generale) (c)(e)	15,500,000	15,500,000

Quarterly Report 10

Municipal Securities – continued
	Principal	Value
	Amount
New York – continued
Upstate Telecommunications Corp. Rev. 2.75%, LOC
Manufacturers & Traders Trust Co., VRDN (c)	$ 5,900,000	$ 5,900,000
Yates County Indl. Dev. Agcy. Civic Facilities Rev. (Keuka
College Proj.) Series 2003 A, 2.72%, LOC Key Bank NA,
VRDN (c)	3,510,000	3,510,000
		1,371,878,545

New York & New Jersey – 1.2%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series MS 766, 2.72% (Liquidity Facility Morgan
Stanley) (c)(e)	4,245,000	4,245,000
Series PA 1251, 2.75% (Liquidity Facility Merrill Lynch &
Co., Inc.) (c)(e)	3,700,000	3,700,000
Series ROC II R373, 2.73% (Liquidity Facility Citibank
NA) (c)(e)	5,400,000	5,400,000
Series 1998 4, 2.73%, VRDN (c)	4,400,000	4,400,000
		17,745,000

Puerto Rico – 0.8%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds
Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility
Merrill Lynch & Co., Inc.) (c)(e)(f)	2,485,000	2,485,000
Puerto Rico Govt. Dev. Bank 2.85% 1/30/06, LOC Societe
Generale, CP (b)	9,600,000	9,600,000
		12,085,000

	Shares
Other – 1.0%
Fidelity Tax-Free Cash Central Fund, 3.04% (a)(d)	14,000,000	14,000,000

TOTAL INVESTMENT PORTFOLIO – 97.2%
(Cost $1,415,708,545)		1,415,708,545

NET OTHER ASSETS – 2.8%		40,047,691
NET ASSETS – 100%	$ 1,455,756,236

11 Quarterly Report

Investments (Unaudited) - continued

Security Type Abbreviations

BAN — BOND ANTICIPATION NOTE

CP	— COMMERCIAL PAPER
RAN	— REVENUE ANTICIPATION NOTE
TAN	— TAX ANTICIPATION NOTE
VRDN	— VARIABLE RATE DEMAND NOTE

Legend

(a)	Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,600,000 or 0.7% of net assets.

(c)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.

(f)	Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,280,000 or 0.9% of net assets.

Additional information on each holding is as follows:

Security

New York Local Govt. Assistance Corp. Bonds Series PT 410, 3.25%, tender 10/26/06 (Liquidity Facility Lloyds TSB Bank PLC) Puerto Rico Commonwealth Infrastructure Fing. Auth. Bonds Series MT 172, 3.23%, tender 10/26/06 (Liquidity Facility Merrill Lynch & Co., Inc.) Tobacco Settlement Fing. Corp. Bonds Series MT 32, 3.1%, tender 9/28/06 (Liquidity Facility Merrill Lynch & Co., Inc.)

Acquisition Date		Cost
10/27/05	$ 5,800,000

10/27/05	$2,485,000
9/27/05	$4,995,000

Quarterly Report

12

Income Tax Information

At October 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,415,708,545.

13 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

14

Item 2.

Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a -2(a)) is filed and attached hereto as Exhibit 99.CERT.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 22, 2005

By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 22, 2005

2